Affirmations - ETC	1 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025
Institution | Equity
Affirmations
Confirmations Affirmed Trade Date Percent	94.53%	94.14%	93.01%	93.88%	94.35%	94.36%	94.66%	94.91%	94.77%	95.10%	95.18%	95.07%
Allocations and Confirmations Matched and Confirmed Percent	97.16%	97.09%	96.74%	96.79%	97.50%	97.49%	97.55%	97.61%	97.22%	97.38%	97.53%	97.42%
Institution | Debt
Affirmations
Confirmations Affirmed Trade Date Percent	82.80%	80.94%	83.17%	79.54%	82.85%	81.44%	81.33%	82.53%	83.92%	82.40%	81.84%	81.52%
Allocations and Confirmations Matched and Confirmed Percent	85.77%	84.00%	85.55%	82.82%	85.77%	84.32%	84.29%	85.07%	86.34%	84.81%	84.01%	84.13%
Prime Broker | Equity
Affirmations
Confirmations Affirmed Trade Date Percent	98.79%	98.95%	99.01%	98.57%	99.25%	99.30%	99.35%	99.25%	98.94%	98.91%	99.06%	99.03%
Prime Broker | Debt
Affirmations
Confirmations Affirmed Trade Date Percent	92.31%	91.53%	91.39%	90.90%	92.22%	91.44%	91.32%	91.35%	92.04%	91.10%	89.89%	90.89%